Assets Held for Sale and Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations and Disposal Groups [Abstract]
Land	$ 5,109
Building and improvements, net	15,181
Lease intangibles, net	848
Property held for sale, net	21,138
Receivables and other assets, net	1,059
Security deposits, prepaid rent and other liabilities	131
Revenues:
Rental income	814	1,131	2,264	2,261	2,416
Expenses:
Rental	137	151	261	277	355
Depreciation and amortization	171	458	921	991	1,062
Total expenses	308	609	1,182	1,268	1,417
Income before other income (expense)	506	522	1,082	993	999
Other income (expense):
Interest expense related to debt	(161)	(255)	(514)	(573)	(810)
Income from discontinued operations	$ 345	$ 267	$ 568	$ 420	$ 189